Basic and Diluted Earnings (Loss) Per Share - Schedule of Computation of Basic and Diluted Earnings (Loss) Per Share (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Numerator for basic and diluted earnings (loss) per share:
Income (Loss) from continuing operations	$ (2,797,032)	$ 42,994	$ (2,412,120)
Income (Loss) from continuing operations attributable to non-controlling interests	107,958	(6,659)	175,028
Income (Loss) from continuing operations attributable to shareholders of Global-Tech Advanced Innovations Inc.	(2,689,074)	36,335	(2,237,092)
Income (Loss) from discontinued operations	725,773	1,374,342	(1,775,879)
Net income (loss) attributable to shareholders of Global-Tech Advanced Innovations Inc.	$ (1,963,301)	$ 1,410,677	$ (4,012,971)
Denominator for basic and diluted earnings (loss) per share:
Weighted average number of shares of common stock	3,040,310	3,039,727	3,039,454
Basic and diluted earnings (loss) per share:
Earnings (Loss) from continuing operations	$ (0.88)	$ 0.01	$ (0.74)
Earnings (Loss) from discontinued operations	$ 0.23	$ 0.45	$ (0.58)
Earnings (Loss) attributable to common stockholder	$ (0.65)	$ 0.46	$ (1.32)